LOANS TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Loans to Related Parties [Table Text Block]
Loans to directors, executive officers, principal holders of First Financial’s common stock and certain related persons were as follows:

(Dollars in thousands)	2013	2012	2011
Beginning balance	$10,426	$10,599	$10,375
Additions	827	1,791	1,297
Deductions	(3,156)	(1,964)	(1,073)
Ending balance	$8,097	$10,426	$10,599
Loans 90 days past due	$0	$0	$0